Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	100,000,000
Common stock, shares issued	18,481,459	968,042	92,859
Common stock, shares outstanding	18,481,410	967,993	92,810
Treasury stock, shares	49	49	49
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1